Significant Accounting Policies - Adoption of Topic 606 on the Consolidated Balance Sheet and Statement of Operations (Detail) - USD ($) $ in Thousands	12 Months Ended
	May 31, 2019	May 31, 2018	May 31, 2017
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Net revenues	$ 3,096,491	$ 2,447,430	$ 1,799,509
Accrued expenses and other current liabilities	576,521	373,537
Deferred revenue	1,301,103	1,270,195
Retained earnings at beginning	1,647,627	$ 1,352,543
Accounting Standards Update 2014-09 [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Net revenues	3,096,491
Accrued expenses and other current liabilities	576,521
Deferred revenue	1,301,103
Retained earnings at beginning	1,353,644
Previously Reported [Member] | Accounting Standards Update 2014-09 [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Net revenues	3,097,061
Accrued expenses and other current liabilities	500,300
Deferred revenue	1,376,754
Retained earnings at beginning	1,352,543
Restatement Adjustment [Member] | Accounting Standards Update 2014-09 [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Net revenues	(570)
Accrued expenses and other current liabilities	76,221
Deferred revenue	(75,651)
Retained earnings at beginning	$ 1,101